Basic and diluted net income per share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 American Depository Shares [Member] USD ($)		Dec. 31, 2014 American Depository Shares [Member] CNY		Dec. 31, 2013 American Depository Shares [Member] CNY		Dec. 31, 2012 American Depository Shares [Member] CNY
Numerator:
Net income attributable to the Company	$ 171,561		1,064,472		477,727		89,177
Decretion to convertible redeemable preferred shares redemption value							1,293,875
Allocation of net income to participating preferred shareholders							(478,754)
Net income attributable to common shareholders	171,561		1,064,472		477,727		904,298
Dilutive effect of preferred shares							(815,121)
Numerator for diluted income per share			1,064,472		477,727		89,177
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B common shares outstanding	1,153,140,699	[1]	1,153,140,699	[1]	1,122,475,688	[1]	604,703,810	[1]	57,657,035	[1]	57,657,035	[1]	56,123,784	[1]	30,235,191	[1]
Dilutive effect of preferred shares							320,142,965
Dilutive effect of share options	10,372,442		10,372,442		16,362,048		17,782,885
Dilutive effect of restricted shares	2,604,789		2,604,789		14,400,670		30,594,877
Dilutive effect of restricted share units	32,425,543		32,425,543		27,882,891		4,802,491
Dilutive effect of share-based awards granted to CEO and Chairman (in shares)							14,441,808
Denominator for diluted calculation (in shares)	1,198,543,473	[1]	1,198,543,473	[1]	1,181,121,297	[1]	992,468,836	[1]	59,927,174	[1]	59,927,174	[1]	59,056,065	[1]	49,623,442	[1]
Basic net income per share (in CNY/dollars per share)	$ 0.15	[1]	0.92	[1]	0.43	[1]	1.50	[1]	$ 2.98	[1]	18.46	[1]	8.51	[1]	29.91	[1]
Diluted net income per share (in CNY/dollars per share)	$ 0.14	[1]	0.89	[1]	0.40	[1]	0.09	[1]	$ 2.86	[1]	17.76	[1]	8.09	[1]	1.80	[1]

[1]	Each ADS represents 20 Class A common shares.